ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Jun. 30, 2026
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	June 30, 2026	March 31, 2026
	($)	($)
Accounts payable	822,052	298,194
Accrued liabilities	430,284	596,159
Total	1,252,336	894,353